Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,672,672,906	$ 1,719,937,618	$ 2,383,388,309
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,654,706,708	1,694,490,673	2,323,407,888
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	17,966,198	25,446,945	59,980,421
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	362,554,782	449,141,117	583,740,942
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	79,813,269	99,231,821	240,621,636
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	942,219,765	972,023,857	1,395,728,237
Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	23,421	111,863,956
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	284,929,311	195,821,461	46,048,188
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,155,779	3,695,941	5,385,350
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	483,646,940	606,628,546	848,167,004
Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	108,129,563	91,769,600	148,449,252
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	100,089,454	69,153,622	77,239,047
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	980,806,949	952,362,429	1,197,669,050
Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	23,421	111,863,956
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	347,577,660	439,671,348	580,808,947
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	347,550,312	439,640,623	580,722,599
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	27,348	30,725	86,348
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	347,425,829	439,500,320	580,496,310
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	124,483	140,303	226,289
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	27,348	30,725	86,348
Exploration and Production | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	183,779,007	296,391,618	370,279,490
Exploration and Production | Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	79,624,344	79,526,182	137,931,414
Exploration and Production | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	84,022,478	63,582,520	72,285,406
Exploration and Production | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	151,831	171,028	312,637
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	629,650,342	751,381,382	1,208,012,365
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	613,694,202	727,928,413	1,150,738,488
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	15,956,140	23,452,969	57,273,877
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	61,672,499	63,518,907	122,981,393
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	551,608,555	678,384,156	959,816,508
Industrial Transformation | Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	23,421	111,863,956
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	15,637,664	9,133,638	12,254,413
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	731,624	321,260	1,096,095
Industrial Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	629,650,342	751,357,961	1,096,148,409
Industrial Transformation | Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	23,421	111,863,956
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	414,098	1,380,704	1,582,712
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	414,098	1,380,704	1,582,712
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	414,098	1,380,704	1,582,712
Logistics | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	414,098	1,380,704	1,582,712
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	165,981,194	173,219,736	238,940,945
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	165,980,709	173,219,486	238,510,433
DPRLP | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	485	250	430,512
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	4,170,270	12,419,661
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	41,058,106	1,350,729	210,402,816
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	124,922,603	167,698,486	15,687,956
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	485	251	430,512
DPRLP | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	165,981,194	173,219,736	238,940,945
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	508,733,095	335,304,583	336,537,922
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	506,782,844	333,396,095	334,364,846
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,950,251	1,908,488	2,173,076
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	15,128,953	9,640,797	3,244,632
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	18,016,287	31,402,341	104,994,293
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	349,553,104	292,288,972	225,508,913
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	124,084,500	63,985	617,009
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,950,251	1,908,488	2,173,075
Trading Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	130,733,248	134,750,470	237,373,418
Trading Companies | Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	27,891,306	12,068,575	6,861,495
Trading Companies | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	16,066,976	5,571,102	4,953,641
Trading Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	334,041,565	182,914,436	87,349,368
Corporate Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,045	856	867
Corporate Segment | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,045	856	867
Corporate Segment | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,045	856	867
Corporate Segment | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,045	856	867
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	20,315,472	18,979,009	17,504,551
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	20,284,543	18,925,352	17,488,810
Other Operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	30,929	53,657	15,741
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	20,284,544	18,925,352	17,488,810
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	30,928	53,657	15,741
Other Operating Subsidiary Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,153,491	2,266,722	1,573,151
Other Operating Subsidiary Companies | Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	613,913	174,843	3,656,343
Other Operating Subsidiary Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 16,548,068	$ 16,537,444	$ 12,275,057